MERIDIAN FUND, INC.
			Registration Nos. 2-90949; 811-4014

			    CERTIFICATE PURSUANT TO
			     17 C.F.R.  230.497(j)


	The undersigned hereby certifies on behalf of Meridian Fund, Inc. (the "Company") that the form of Prospectus and Statement of Additional Information for the Meridian Fund and the Meridian Value Fund of the Company that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 17, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on October 27, 1998.

	IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 3rd day of November, 1998.


Witness:                                       MERIDIAN FUND, INC.

By:     /s/ Robert Ficarro                     By:     /s/ Paul Robinson
	-------------------                            -----------------
Name:   Robert Ficarro                         Name:   Paul Robinson
Title:  Assistant Secretary                    Title:  Secretary